Related Party Transactions - Summary of Significant Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Interest income from loans provided to related parties	¥ 2,420		¥ 1,272
Jinsong Group
Related Party Transaction [Line Items]
Purchase from related party	242
JD Group
Related Party Transaction [Line Items]
Service received from related party	438,431	¥ 363,764	363,946
Purchase from related party		10,849	6,906
Gulin Group
Related Party Transaction [Line Items]
Service received from related party			3,006
Purchase from related party	49,115	242,929	175,118
Aileyou
Related Party Transaction [Line Items]
Service received from related party			8,502
Service | Jinsong Group
Related Party Transaction [Line Items]
Net service revenue from related party	¥ 20,055	¥ 5,936	¥ 1,389